Note 15 - Stock-based Compensation - Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Stock-based compensation expense	$ 2,889	$ 4,609
Cost of Sales [Member]
Stock-based compensation expense	0	85
Research and Development Expense [Member]
Stock-based compensation expense	570	813
Selling, General and Administrative Expenses [Member]
Stock-based compensation expense	2,069	2,932
Discontinued Operation [Member]
Stock-based compensation expense	$ 250	$ 779